Schedule of Investments (unaudited)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 67.8%
Agnico Eagle Mines Ltd.	171,178	$9,072,833
Aya Gold & Silver Inc.(a)	856,545	4,760,653
Dundee Precious Metals Inc.	329,825	1,953,108
Eldorado Gold Corp.(a)	272,966	2,188,303
Endeavour Silver Corp.(a)(b)	1,609,331	5,611,060
First Majestic Silver Corp.(b)	1,734,013	13,818,912
Fortuna Silver Mines Inc.(a)	2,669,213	8,799,951
GoGold Resources Inc.(a)(b)	2,566,505	4,626,344
i-80 Gold Corp.(a)	256,371	622,255
Kinross Gold Corp.	648,626	2,912,753
Lundin Gold Inc.(a)	123,067	961,301
MAG Silver Corp.(a)(b)	639,368	9,038,147
New Gold Inc.(a)	1,118,539	1,450,294
New Pacific Metals Corp.(a)	776,724	2,530,026
Orla Mining Ltd.(a)	261,282	991,543
Pan American Silver Corp.	1,721,092	37,854,907
Seabridge Gold Inc.(a)(b)	108,079	1,526,103
Silvercorp Metals Inc.(b)	1,711,012	4,694,005
SilverCrest Metals Inc.(a)(b)	1,314,107	9,443,991
SSR Mining Inc.	183,440	3,567,715
Victoria Gold Corp.(a)	71,658	745,558
Wheaton Precious Metals Corp.	208,176	8,597,948
Yamana Gold Inc.	516,928	2,779,073
		138,546,783
China — 0.2%
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	127,300	300,902

Japan — 4.5%
Asahi Holdings Inc.	575,300	9,241,125

Mexico — 4.8%
Industrias Penoles SAB de CV	830,363	9,765,378

Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	153,619	1,311,906

Russia — 0.0%
Polymetal International PLC(c)	183,040	29

South Africa — 0.6%
Harmony Gold Mining Co. Ltd.	380,896	1,283,434
Security	Shares	Value

United Kingdom — 0.7%
Hochschild Mining PLC	531,970	$737,765
SolGold PLC(a)(b)	1,853,427	742,690
		1,480,455
United States — 20.3%
Coeur Mining Inc.(a)(b)	424,616	1,651,756
Hecla Mining Co.	4,190,409	19,778,731
Newmont Corp.	297,060	20,155,521
		41,586,008

Total Common Stocks — 99.6%
(Cost: $244,041,321)		203,516,020

Short-Term Securities

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	17,538,231	17,538,231
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	110,000	110,000
		17,648,231
Total Short-Term Securities — 8.6%
(Cost: $17,642,547)		17,648,231

Total Investments in Securities — 108.2%
(Cost: $261,683,868)		221,164,251

Liabilities in Excess of Other Assets — (8.2)%		(16,713,633)

Net Assets — 100.0%		$204,450,618

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,991,219	$—	$(5,446,845	)(a)	$(5,738)	$(405)	$17,538,231	17,538,231	$175,415	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—	(30,000	)(a)	—	—	110,000	110,000	86		—
					$(5,738)	$(405)	$17,648,231		$175,501		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P/TSX 60 Index	3	06/16/22	$595	$(12,697)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Silver and Metals Miners ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$191,952,765	$11,563,226	$29	$203,516,020
Money Market Funds	17,648,231	—	—	17,648,231
	$209,600,996	$11,563,226	$29	$221,164,251
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,697)	$—	$—	$(12,697)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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